Business (Q3)	9 Months Ended
Sep. 30, 2023
Business [Abstract]
Business
1. Business
American Oncology Network, Inc. (“AON”, “New AON”, “AON Inc.”, or the “Company”), through its subsidiary companies and variable interest entities (together, “its subsidiaries”), is an alliance of physicians and seasoned healthcare leaders who provide comprehensive oncology services across 33 oncology practices located in nineteen states (Arizona, Arkansas, Florida, Georgia, Iowa, Idaho, Indiana, Louisiana, Maryland, Missouri, Michigan, North Carolina, Nevada, Nebraska, Ohio, South Carolina, Texas, Virginia and Washington). The Company also provides expertise in drug procurement and payor contracting, along with practice diversification through centralized laboratory and pathology services, as well as specialty pharmacy services, clinical research, radiation oncology, and imaging. During the nine months ended September 30, 2023 and 2022, the Company entered into affiliation agreements with or acquired the following oncology practices.

Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023
State	State
Arizona	Texas(a)
Georgia(a)	Florida(a)
Louisiana(a)	Arkansas(a)
Georgia(a)
Georgia(a)
Georgia(a)

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.

The operations of the practices that were acquired have been included in the Company’s condensed consolidated financial statements since the date of acquisition. The Company intends to continue to pursue additional purchases of physician practices in addition to seeking out new affiliation relationships.
Business Combination Agreements
Digital Transformation Opportunities Corp. (“DTOC”), American Oncology Network, LLC (“AON LLC”), GEF AON Holdings Corp. (“AON Class C Preferred Investor”), and DTOC Merger Sub, Inc., a direct, wholly owned subsidiary of DTOC (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of June 14, 2023 (which further amended and restated the Business Combination Agreement entered into by DTOC and AON as of October 5, 2022, and amended and restated on January 6, 2023, and April 27, 2023), pursuant to which, among other transactions, on September 20, 2023 (the “Closing Date”), DTOC and AON undertook a series of transactions (the “Business Combination”) resulting in the organization of the combined post-business combination company as an umbrella partnership C corporation, in which substantially all of the assets and the business of the combined company are held by AON LLC, and DTOC became a member of AON LLC. In connection with the closing of the Business Combination (“the Closing”), DTOC changed its name to “American Oncology Network, Inc.”. The Business Combination was completed on September 20, 2023.
As a result of, and in connection with, the Closing, among other things, (i) AON LLC amended and restated its operating agreement (the “Amended and Restated AON LLC Agreement”) to reclassify its existing Class A units, Class A-1 units and Class B units into a single class of AON LLC common units (“AON LLC Common Units”) that can be exchanged on a one-to-one basis for shares of New AON Class A common stock (“New AON Class A Common Stock”) and its existing AON LLC Class C units into AON LLC Series A preferred units (AON LLC Series A Preferred Units”); (ii) AON LLC converted profit pool units of certain of AON LLC’s subsidiaries into an equal number of AON LLC Common Units and shares of New AON Class B common stock (“New AON Class B Common Stock”), which together are exchangeable into shares of New AON Class A Common Stock (together with the New AON Class B Common Stock, the “New AON Common Stock”); (iii) New AON amended and restated its charter (the “Charter”) to provide for (a) the conversion of all existing shares of DTOC Class B common stock into shares of New AON Class A Common Stock on a one-to-one basis, (b) amendment of the terms of New AON Class B Common Stock to provide holders voting rights but no economic rights and (c) designation of a new series of New AON preferred stock as Series A convertible preferred stock (the “New AON Series A Preferred Stock” or “Series A Preferred Stock”) with such rights and preferences as provided for in the certificate of designation of the New Aon Series A Preferred Stock (the “New AON Series A Certificate of Designation”); and (iv) among other things, (a) AON LLC issued common units to New AON in exchange for a combination of cash and shares of New AON Class B Common Stock and warrants to acquire shares of New AON Class B Common Stock (the “Class B Prefunded Warrants”), (b) New AON was admitted as a member of AON LLC, (c) AON LLC distributed shares of New AON Class B common stock or Class B Prefunded Warrants, as applicable, to AON LLC equity holders, (d) New AON reserved a specified number of additional shares of New AON Class A Common Stock after the Closing for issuance to eligible participants, (e) Merger Sub merged with and into the AON Class C Preferred Investor whereby the separate existence of Merger Sub ceased and New AON issued a number of shares of New AON Series A Preferred Stock equal to the number of AON LLC Series A preferred units held by the AON Class C Preferred Investor to AEA Growth Management LP, the parent of AON Class C Preferred Investor (“AEA Growth”) in exchange for all the shares of common stock held by AEA Growth in the AON Class C Preferred Investor (the “First Step”), (f) promptly after the First Step, the AON Class C Preferred Investor merged with and into New AON whereby the separate existence of the AON Class C Preferred Investor ceased and New AON held all the AON LLC Series A preferred units and (g) from and after the Closing (but subject to lock-up restrictions), the AON LLC common equity holders (other than New AON), referred to herein as “Legacy AON Shareholders” (former AON LLC Class A, Class A-1, and Class B unit holders), will have the right (but not the obligation) to exchange AON LLC Common Units together with an equal number of shares of New AON Class B Common Stock (whether held directly or indirectly through Class B Prefunded Warrants) for shares of New AON Class A Common Stock.
In addition, in connection with the Closing, DTOC completed the offer to the holders of AON LLC Class B-1 units to exchange their AON LLC Class B-1 units for such number of newly issued shares of New AON Class A Common Stock equal to the ratio set forth in the Business Combination Agreement (such offer, the “Exchange Offer”). DTOC and AON LLC solicited consents from the holders of AON LLC Class B-1 units to make certain amendments to the terms of the awards and the unit grant agreements pursuant to which the AON LLC Class B-1 units were granted, which provided for the automatic exchange, as of immediately prior to the adoption of the Amended and Restated AON LLC Agreement, of all outstanding AON LLC Class B-1 units into shares of New AON Class A Common Stock (collectively, the “Proposed Amendments”). The requisite number of holders of Class B-1 units provided their consent to the Proposed Amendments, and as a result, in connection with the Closing, all AON LLC Class B-1 units were exchanged for an aggregate of 1,047,343 shares of New AON Class A Common Stock.
Upon the consummation of the Business Combination, the outstanding membership units in AON LLC and the outstanding shares in AON Inc. (New AON) are as follows:
•	AON LLC Common Units held by the Legacy AON Shareholders - 28,109,796
•	AON LLC Common Units held by New AON - 9,532,354
•	AON LLC Series A Preferred Units held by New AON - 6,651,610
•	Class A Common Stock held by the former AON LLC Class B-1 unit holders - 1,047,343
•	Class A Common Stock held by the DTOC unredeemed shareholders - 147,511
•	Class A Common Stock held by the DTOC Sponsor and their permitted transferees - 5,419,375(a)
•	Class B Common Stock held by Legacy AON Shareholders - 25,109,551(b)
•	New AON Series A Preferred Stock held by AEA Growth Management LP - 6,651,610
(a)	Sponsor Earnout Shares of 2,839,375 are subject to vesting and forfeiture provisions and are not outstanding for GAAP purposes as of the Closing Date.
(b)	Certain Legacy AON Shareholders hold 3,000,245 Class B Prefunded Warrants, which underlying shares of Class B common stock are not outstanding as of the Closing Date.
Accounting Treatment for the Business Combination
As AON LLC does not meet any of the characteristics of a VIE under ASC 810, the Business Combination was evaluated under ASC 805, Business Combinations. Notwithstanding the legal form of the Business Combination pursuant to the Business Combination Agreement, the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, DTOC was treated as the acquired company and AON LLC was considered the acquirer for financial statement reporting purposes. AON LLC was determined to be the accounting acquirer based on, in summary, an evaluation of the following primary facts and circumstances:
•	AON LLC’s directors will represent a majority of the board seats for New AON’s board of directors;
•	AON LLC’s senior management will be the senior management of the combined company;
•	AON LLC’s operations comprising the ongoing operations of the post-combination company; and
•	AON LLC’s relative size (i.e., assets, revenues, and earnings) is significantly larger compared to DTOC.
Accordingly, for accounting purposes, the financial statements of the post-combination entity will represent a continuation of the financial statements of AON LLC with the acquisition being treated as the equivalent of AON LLC issuing stock for the net assets of DTOC, accompanied by a recapitalization. The net assets of DTOC are stated at historical cost, with no goodwill or other intangible assets recorded. Refer to Note 3 for additional information.
Accounting for the Earnout Shares
Following the Closing and for five years thereafter, the DTOC Sponsor agreed to subject 35%, or 2,839,375 shares of New AON Class A common stock held by it as of the Closing (the “Sponsor Earnout Shares”) to the following vesting and forfeiture provisions:
•
the Sponsor Earnout Shares will vest when the volume-weighted average price of the New AON Class A common stock equals or exceeds $13.50 per share for any 20 trading days within any 30 trading day period beginning after the Closing and ending 60 months following the Closing;

•	the Sponsor Earnout Shares will be released immediately upon the consummation of a change of control transaction within the 60-month period following the Closing; and
•
if the Sponsor Earnout Shares are not released pursuant to the foregoing provisions on or before the date that is 60 months after the Closing, then the Sponsor Earnout Shares will be forfeited immediately following such date.

As the Business Combination was accounted for as a reverse recapitalization, the issuance of the Sponsor Earnout Shares to the Company’s existing shareholders will be accounted for as an equity transaction. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, Distinguishing Liabilities from Equity, and ASC Subtopic 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of that analysis, it was determined that the Sponsor Earnout Shares are freestanding, do not meet the criteria within ASC 480 to be classified as a liability, and meet the criteria in ASC 815-40 to be considered indexed to the post-combination entity’s common stock and classified within equity.
Warrants
As of the Closing Date, New AON assumed the outstanding warrants (Public Warrants and Private Placement Warrants) that were issued by DTOC as part of DTOC’s IPO. Further, New AON issued the Class B Prefunded Warrants to former Class A-1 unit holders, in lieu of New AON Class B Common Stock. The accounting treatment for the Public Warrants, the Private Placement Warrants, and the Class B Prefunded Warrants, collectively referred to as “the Warrants”, is disclosed in Note 2.
Public Warrants
As of the Closing Date, New AON assumed 8,337,500 public warrants (the “Public Warrants”) issued by DTOC in its IPO. Each whole warrant entitles the holder to purchase one share of New AON Class A Common Stock at a price of $11.50 per share, subject to adjustment. The warrants will become exercisable on the later of 12 months from the closing of the DTOC Initial Public Offering or 30 days after the completion of its initial business combination and will expire five years after the Closing of the Business Combination, or earlier upon redemption or liquidation.
Private Warrants
As of the Closing Date, New AON assumed 6,113,333 Private Placement Warrants held by the DTOC Sponsor (the “Private Placement Warrants” or “Private Warrants”). The Private Placement Warrants will be non-redeemable in certain circumstances so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants may also be exercised by the Sponsor and its permitted transferees for cash or on a cashless basis. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability, and exercise period.
Class B Prefunded Warrants
As of the Closing Date, New AON issued 3,000,245 of Class B Prefunded Warrants to former AON Class A-1 unitholders. Because the Class B Warrants are prefunded, there was not any cash consideration exchanged as part of the Class B Warrant issuance. Each Class B Prefunded Warrant entitles the holder to purchase one share of New AON Class B common stock at a price of $0.01 per share. The exercise term of the Class B Warrant shall continue indefinitely so long as the holder of the Class B Warrant is also the holder of an AON LLC Common Unit, provided that the number of shares of Common Stock that this Warrant is exercisable for shall not exceed the number of AON LLC Common Units held by holder.
Transaction Expenses
In connection with the Reverse Recapitalization, AON LLC incurred costs of $24.6 million and $30.6 million during the three and nine months ended September 30, 2023, respectively. Of the total costs incurred during the three months ended September 30, 2023, $24.6 million were reported as transaction expenses in the condensed consolidated statements of operations and comprehensive loss. Of the total costs incurred during the nine months ended September 30, 2023, $29.8 million were reported as transaction expenses in the condensed consolidated statements of operations and comprehensive loss and $0.8 million were reported as a reduction of Series A Preferred Stock presented as mezzanine equity on the condensed consolidated balance sheet at September 30, 2023. At December 31, 2022, the Company had accrued $0.3 million of transaction costs related to the Reverse Recapitalization, which were reported as other assets on the condensed consolidated balance sheet. AON LLC recorded $0.2 million of transaction expenses in connection with the Reverse Recapitalization during the three and nine months September 30, 2022, which were reported as transaction expenses in the condensed consolidated statements of operations and comprehensive loss.